18. Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2016
Liabilities Less Deposits
Available for sale securities portfolio measured at fair value on a recurring basis
2016
	Level 1	Level 2	Level 3	Total Fair Value
Available for Sale Securities
State and Political Subdivisions	$—	$12,451	$—	$12,451
Mortgage Backed Securities	—	74,288	—	74,288
SBA Pools	—	8,334	—	8,334
Total AFS Securities	$—	$95,073	$—	$95,073

2015
	Level 1	Level 2	Level 3	Total Fair Value
Available for Sale Securities
State and Political Subdivisions	$—	$6,958	$—	$6,958
Mortgage Backed Securities	—	62,593	—	62,593
SBA Pools	—	10,309	—	10,309
Total AFS Securities	$—	$79,860	$—	$79,860

Summary of foreclosed and repossessed assets at fair value on a non-recurring basis

December 31, 2016	Level 1	Level 2	Level 3	Total Fair Value
Impaired Loans	$—	$—	$4,869	$4,869
Repossessions/OREO, net	$—	$—	$2,768	$2,768
Real Estate Held for sale	$—	$—	$1,680	$1,680

December 31, 2015	Level 1	Level 2	Level 3	Total Fair Value
Impaired Loans	$—	$—	$7,098	$7,098
Repossessions/OREO, net	$—	$—	$5,724	$5,724

Assets at fair value on a non - recurring basis segregated by the level of the valuation inputs within the fair value hierarchy
			Quantitative Information about Level 3 Fair Value Measurements
			Valuation	Unobservable	Range
December 31,	2016	2015	Techniques	Input (2)	(Weighted Average)
OREO, net	$2,768	$5,724	Appraisal of collateral (1)	Appraisal adjustments	0% to 45% (13%)
				Liquidation expenses	0% to 10% (9%)
Real Estate held for sale	$1,680	$—	Appraisal of collateral (1)	Appraisal adjustments	0% to 50% (40%)
				Liquidation expenses	0% to 10% (8%)
Impaired loans	$4,869	$7,098	Fair value of collateral –real estate (1), (3)	Appraisal adjustments	0% to 10% (9%)
			Fair value of collateral –equipment, inventory, other (1), (3)	Appraisal adjustments	25% to 50% (33%)
				Liquidation expenses	0% to 10% (9%)

Carrying amounts and fair values of financial instruments
	December 31, 2016		December 31, 2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Cash and cash equivalents	$50,385	$50,385	$46,891	$46,891
Securities available for sale	95,073	95,073	79,860	79,860
Other investments	6,637	6,637	6,592	6,592
Loans, net	404,838	406,851	426,429	419,907
Deposits	(489,869)	(422,730)	(494,912)	(472,197)
Other short-term borrowings	(27,552)	(27,958)	(20,052)	(21,970)
Long-term debt	(40,146)	(41,825)	(47,698)	(50,313)